Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions.
Related Party Transactions

14.Related Parties Transactions

a)	Related Parties

Name of related parties	Relationship with the Group
Guangzhou Panhai Technology Co., Ltd. (“Pan Hai”)	Equity investee
Alnilam International Co., Limited (“Alnilam”)	Equity method investee
Sunwah Ocean Co., Ltd. (“Sunwah”)	Equity method investee
Guangzhou Newton Education Technology Co., Ltd (“Newton Education”)	Equity method investee for which our company owns 33.33% interest that was subsequently liquidated in 2020.
Guangzhou Bauhinia Technology Co., Ltd (“Zi Jun”)	Equity method investee for which a controlling interest was acquired in September 2020 and the entity became a subsidiary of us.
Chengdu Gentleman Technology Co., Ltd (“Jun Mi”)	Entity controlled by one of the officers of our company
Guangzhou Zhi Nao Education Technology Co., Ltd (“Zhi Nao”)	Equity investee that was subsequently disposed of by the Group in 2020
Easymedia（Guangzhou）Co., Ltd. (“Yi Xin”)	Entity controlled by one of the officers of the Company
Hong Kong Fairlady Limited (“HK Fairlady”)	Entity controlled by one of the officers of the Company
Guangzhou Pioneer Deux Investment Co., Ltd (“Explorer”)	Entity controlled by one of the officers of the Company
Guangzhou Raspberry Technology Co., Ltd. (“GZ Raspberry ”)	Entity controlled by one of the officers of the Company
Guangzhou Rock&Roll Technology Co.,Ltd. (“Rock&Roll”)	Entity controlled by one of the officers of the Company
Raspberry International CO., Limited Ltd (“Raspberry ”)	Entity controlled by one of the officers of the Company
Hong Kong Easymedia Limited (“HK Easymedia”)	Entity controlled by one of the officers of the Company
Guangzhou Skyline Infinity Technology Co.,Ltd. (“GZ Skyline”)	Entity controlled by one of the officers of the Company
Shanghai Skyline Infinity Technology Co.,Ltd. (“SH Skyline”)	Entity controlled by one of the officers of the Company
Guangzhou Marvelousmart Branding Co., Ltd (“Marvelousmart”)	Entity controlled by one of the officers of the Company
Guangzhou Reds Catering Co., Ltd. (“Reds Catering”)	Entity controlled by one of the officers of the Company

14.Related Parties Transactions (Continued)

b)The Group had the following significant related party transactions:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Revenues:
Product sales to Alnilam	4,029	2,346	—	—
Product sales to Newton Education	71	—	—	—
Product sales to Zi Jun	309	657	—	—
Product sales to Yi Xin	—	98	81	13
Product sales to HK Fairlady	7,957	28,639	43,422	6,814
Product sales to Rock&Roll	—	—	9,999	1,569
Product sales to Sunwah	—	—	359	56
Product sales to Jun Mi	—	—	302	47
	12,366	31,740	54,163	8,499
Cost of revenue:
Merchandise purchased from Alnilam	—	163	—	—
Merchandise purchased from Zi Jun	—	95	—	—
Merchandise purchased from Sunwah	—	—	15,349	2,409
Merchandise purchased from GZ Skyline	—	—	4,738	744
Merchandise purchased from Rock&Roll	—	—	3,364	528
Merchandise purchased from SH Skyline	—	—	1,224	192
Merchandise purchased from Marvelousmart	—	—	676	106
	—	258	25,351	3,979
Selling and marketing expenses:
Advertising and marketing services provided by Yi Xin	5,837	8,681	2,028	318
Marketing services provided by GZ Skyline	—	—	143	22
Marketing services provided by Jun Mi	—	—	329	52
	5,837	8,681	2,500	392
General and administrative expenses:
Office supplies purchased from HK Fairlady	750	—	—	—
Consulting services provided by SH Skyline	—	—	1,145	180
	750	—	1,145	180
Loans provided to:
GZ Raspberry (v)	—	—	250	39
Alnilam	5,649	—	—	—
Yi Xin (i)	3,400	8,600	—	—
Zi Jun (ii)	3,736	18,618	—	—
Zhi Nao	200	—	—	—
Pan Hai (iv)	—	1,500	—	—
Explorer (iii)	—	3,960	—	—
Jun Mi	—	880	—	—
	12,985	33,558	250	39
Repayment of loans:
GZ Raspberry (v)	—	—	250	39
Yi Xin (i)	2,000	1,000	—	—
Alnilam	1,603	7,185	—	—
Explorer(iii)	—	3,960	—	—
Jun Mi	—	410	470	74
Pan Hai (iv)	—	—	1,500	235
	3,603	12,555	2,220	348
Interest income from:
Alnilam	253	773	—	—
Zi Jun	26	518	—	—
Explorer	—	156	—	—
Pan Hai	—	51	12	2
Jun Mi	—	18	5	1
GZ Raspberry (v)	—	—	1	—
	279	1,516	18	3
Investment and loans receivable disposal transactions:
Disposal of Yi Xin investment and loans receivable to Explorer (i)	—	3,000	—	—
Disposal of Jun Mi investment to Explorer (vi)	—	152	—	—
	—	3,152	—	—

14.Related Parties Transactions (Continued)

c)The Group had the following related party balances at the end of the periods:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Amounts due from related parties, current:
HK Fairlady	2,947	—	—
Yi Xin	943	1	—
Zhi Nao	200	—	—
Explorer	3,229	—	—
Pan Hai	1,551	—	—
Jun Mi	488	—	—
Sunwah	—	9,680	1,519
Rock&Roll	—	4,291	673
SH Skyline	—	2,900	455
Marvelousmart	—	1,777	279
Raspberry	—	81	13
Reds Catering	—	2	—
	9,358	18,732	2,939
Amounts due to related parties, current:
HK Fairlady	—	3,371	528
GZ Skyline	—	216	34
Jun Mi	—	82	13
Raspberry	—	30	5
Yi Xin	—	4	1
	—	3,703	581
(i)	In 2020, the Group entered into certain loan agreements with Yi Xin, pursuant to which the Group granted total loans of RMB8,600 to Yi Xin, with an annual interest rate of 4.5% if the loan is repaid within one year and an annual interest of 4.75% if the loan is repaid after one year from draw down. Considering the creditworthiness and the financial condition of the investee, the Group recognized allowance for doubtful accounts on the outstanding loan balances of RMB399 as of December 31, 2020. Yi Xin repaid RMB1,000 of loan principal in 2020. In October 2020, the Group disposed of its equity interest in Yi Xin and its loan receivables outstanding from Yi Xin for total proceeds of RMB7,201 to Explorer.
(ii)	In 2020, the Group entered into certain loan agreements with Zijun, pursuant to which the Group granted total loans of RMB18,618 to Zijun, with an annual interest rate ranging from 4.5% to 4.75%. The contractual maturity date is one year from draw down. In September 2020, the Group acquired a controlling interest in Zi Jun and the outstanding loans receivable due from Zi Jun were considered effectively settled at fair value.
(iii)	In 2020, the Group granted total short-term loans of RMB3,960 to Explorer for its daily operational needs, with an annual interest rate of 5% and contractual terms of two years. The loans were repaid in full by Explorer when due in 2020. The disposal proceeds from Explorer with respect to the transaction described in (i) was fully repaid in March 2021.

14.Related Parties Transactions (Continued)

(iv)	In 2020, the Group entered into a loan agreement with Pan Hai, pursuant to which the Group extended a RMB1,500 loan to Pan Hai, with an annual interest rate is 4.5% and a contractual maturity date of one year from draw down. Pan Hai has fully repaid the principal and interest in March 2021.
(v)	In 2021, the Group entered into a loan agreement with GZ Raspberry, pursuant to which the Group granted total loans of RMB250 (US$39) to GZ Raspberry for its daily operational needs, with a monthly compound interest rate of 0.417%. The principal and interest were repaid in full by GZ Raspberry in March 2021.

All the outstanding balances with related parties as of December 31, 2020 and December 31, 2021 are unsecured and repayable on demand unless otherwise disclosed. No allowance for doubtful accounts was recognized for the amounts due from related parties for the periods presented unless otherwise disclose.